Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 4,503,081	$ 12,264,736	$ 194,214
Unbilled receivable	140,813	441,721
Right-of-use asset	35,313	24,721	23,538
Prepaid expenses and other current assets	2,983,071	2,931,415	130,124
Total current assets	7,662,278	15,662,593	347,876
Property and equipment, net			151
Other assets	627,550	754,756	3,780
Total assets	8,289,828	16,417,349	351,807
Current liabilities:
Accounts payable	1,285,514	301,104	1,724,598
Accrued expenses and other liabilities	2,236,273	3,407,533	344,792
Payable to related parties	800,000
Lease liability	35,403	24,874	25,500
Notes payable and accrued interest ($7,199,135 and $12,358,886 at fair value at September 30, 2022 and December 31, 2021, respectively)	7,552,774	12,748,155	4,245,082
Embedded derivative on convertible notes			670,262
Total current liabilities	11,909,964	16,481,666	7,010,234
Long-term liabilities:
Notes payable, net of current portion (at fair value)	1,386,967	4,440,951
Other long-term liabilities	1,414,829	3,652,790
Total long-term liabilities	2,801,796	8,093,741
Total liabilities	14,711,760	24,575,407	7,010,234
Commitments and contingencies (Note 6)
Stockholders’ deficit
Preferred stock, $0.0001 par value, 1,500,000 shares authorized, no shares issued and outstanding at September 30, 2022 (unaudited) and December 31, 2021
Common stock, $0.0001 par value, 250,000,000 and 150,000,000 shares authorized at September 30, 2022 and December 31, 2021; 2,208,446 and 1,233,148 shares issued at September 30, 2022 (unaudited) and December 31, 2021, respectively; 2,207,458 and 1,232,160 shares outstanding at September 30, 2022 (unaudited) and December 31, 2021, respectively	221	124	79
Additional paid-in capital	99,314,436	77,967,200	49,517,835
Accumulated deficit	(105,409,155)	(85,845,567)	(55,958,716)
Total Ensysce Biosciences, Inc. stockholders’ deficit	(6,094,498)	(7,878,243)	(6,440,802)
Noncontrolling interests in stockholders’ deficit	(327,434)	(279,815)	(217,625)
Total stockholders’ deficit	(6,421,932)	(8,158,058)	(6,658,427)
Total liabilities and stockholders’ deficit	$ 8,289,828	$ 16,417,349	$ 351,807